Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Pabrai Wagons ETF
Shareholder Report [Line Items]
Fund Name	Pabrai Wagons ETF
Class Name	Pabrai Wagons ETF
Trading Symbol	WAGN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pabrai Wagons ETF for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wagonsetf.com/ir. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.wagonsetf.com/ir
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Pabrai Wagons ETF	$108	0.94%
[1]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Between July 1, 2025 and June 30, 2026, the Pabrai Wagons ETF (“WAGN” or the “Fund”) outperformed the S&P 500 (the “Index”), with WAGN gaining 28.90% vs. 22.32% for the Index. Year to date through June 30, 2026, WAGN is up 12.02% vs. 10.21% for the Index. Our since-inception annualized returns continue to trail the S&P 500. Fund returns shown are WAGN NAV.
WAGN’s investment objective is to seek to achieve long-term capital appreciation. We believe the present portfolio composition is optimized to achieve that goal. The Fund “circles the wagons” around its highest conviction businesses and plans to hold on to them for the long-run.
WAGN constructs its portfolio around a concentrated group of high quality, global businesses trading at steep discounts to intrinsic value that it feels comfortable holding for the long-term. As of 6/30/26, the portfolio has no overlap with the S&P 500. Six buckets make up approx. 78% of the portfolio. They include:
1. Offshore Oil Services (Global), with 18%;
2. Financial Services (India), with 14%;
3. Mark Leonard Complex (Canada & EU), with 14%;
4. Metallurgical Coal Businesses (USA), with 14%;
5. The Reysas Group (Turkey), with 9%;
6. TAV Airports (Turkey), with 9%.
In our view, these buckets consist of businesses whose long-term prospects are bright, but whose present market values represent significant dislocations from their intrinsic value.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Pabrai Wagons ETF NAV	28.90	12.87
S&P 500 TR	22.32	24.15

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 09, 2026
Updated Performance Information Location [Text Block]	Visit https://www.wagonsetf.com/ir for more recent performance information.
Net Assets	$ 212,744,904
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 876,703
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$212,744,904
Number of Holdings	19
Net Advisory Fee	$876,703
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Financials	18.6%
Energy	18.2%
Industrials	17.4%
Materials	14.3%
Information Technology	14.2%
Consumer Staples	7.6%
Real Estate	4.7%
Consumer Discretionary	4.5%
Cash & Other	0.5%

Top 10 Issuers	(%)
Warrior Met Coal, Inc.	9.7%
Transocean Ltd.	9.5%
Edelweiss Financial Services Ltd.	8.7%
TAV Havalimanlari Holding AS	8.5%
Gimat Magazacilik Sanayi Ve Ticaret AS	7.6%
Nuvama Wealth Management Ltd.	5.0%
Kaspi.KZ JSC	4.9%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.7%
Danaos Corp.	4.6%
Topicus.com, Inc.	4.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Pabrai Wagons Fund mutual fund reorganized into the Pabrai Wagons ETF effective February 9, 2026.
The Pabrai Wagons Fund mutual fund operated under a multi-component expense structure comprised of an advisory fee of 0.90%, Rule 12b-1 fees (as applicable), shareholder servicing fees, and other expenses. The Pabrai Wagons ETF operates under a unitary fee arrangement. The ETF pays the Advisor a single, fixed fee at the annual rate of 0.90% of the ETF’s average daily new assets. Fees to shareholders decreased due to the Fund’s conversion to an ETF:
The  Pabrai Wagons Fund - Retail Shares (WAGNX) had a net expense ratio of 1.25%.
The  Pabrai Wagons Fund - Institutional Shares (WGNIX) had a net expense ratio of 1.00%.
The  Pabrai Wagons ETF (WAGN) has an expense ratio of 0.90%.

Material Fund Change Name [Text Block]	The Pabrai Wagons Fund mutual fund reorganized into the Pabrai Wagons ETF effective February 9, 2026.
Material Fund Change Expenses [Text Block]	The Pabrai Wagons Fund mutual fund operated under a multi-component expense structure comprised of an advisory fee of 0.90%, Rule 12b-1 fees (as applicable), shareholder servicing fees, and other expenses. The Pabrai Wagons ETF operates under a unitary fee arrangement. The ETF pays the Advisor a single, fixed fee at the annual rate of 0.90% of the ETF’s average daily new assets. Fees to shareholders decreased due to the Fund’s conversion to an ETF:The Pabrai Wagons Fund - Retail Shares (WAGNX) had a net expense ratio of 1.25%.The Pabrai Wagons Fund - Institutional Shares (WGNIX) had a net expense ratio of 1.00%.The Pabrai Wagons ETF (WAGN) has an expense ratio of 0.90%.
Updated Prospectus Web Address	https://www.wagonsetf.com/ir

[1]
1	Effective at the close of business on February 6, 2026 the Fund acquired all the assets and liabilities of the Pabrai Wagons Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective January 23, 2026, the Retail Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and prior to their consolidation into the Institutional Class on January 23, 2026.